PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
Schedule of property and equipment

Property and equipment is comprised of the following (in thousands):

	December 31,
	2019	2018
Leasehold improvements	$533	$533
Furniture, fixtures and equipment	565	535
	1,098	1,068
Less – accumulated depreciation	(378)	(260)
Property and equipment, net	$720	$808